Current assets and liabilities - Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets and liabilities
Prepaid expenses	€ 18,395	€ 16,948
Other current assets	32,950	40,178
Total prepaid expenses and other current assets	51,345	57,126
VAT-related receivables	€ 17,844	€ 19,035